CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of Concentration of Revenues

	For the Year Ended December 31,
	2025	2024
Customer 1	93.6%	95.7%

Totals	93.6%	95.7%

Schedule of Concentration of Accounts Receivable

	December 31,
	2025	2024
Customer 1	27.7%	—
Customer 2	—	44.6%

Totals	27.7%	44.6%